Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 57.2%
217,328	Invesco QQQ Trust Series 1	$160,040,339
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $142,844,474)	160,040,339

	TOTAL INVESTMENTS — 57.2%
	(Cost $142,844,474)	160,040,339

	Other Assets in Excess of Liabilities — 42.8%	119,929,118
	TOTAL NET ASSETS — 100.0%	$279,969,457

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.63% (OBFR01* + 100bps)	At Maturity	11/30/2026	$78,073,192	$-	$12,324,138
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.38% (OBFR01* + 75bps)	At Maturity	6/2/2027	10,050,467	-	4,063,693
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.63% (OBFR01* + 100bps)	At Maturity	3/1/2027	268,771,727	-	24,057,040
TOTAL EQUITY SWAP CONTRACTS								$40,444,871

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.